FORM 13F

Report for the Calendar Year or Quarter
Ended: June 30, 2009

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] August 11, 2009

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
56

Form 13F Information Table Value Total:
$372,305,409

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 June 30, 2009
                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

AIRBORNE INC.		COM	9269101  	   99,180	   42,750   x      42,750
AMERICAN NAT'L INS. CO	COM  	23645104  	  368,453	    4,875   x       4,875
AMERICAN TEL & TEL    	COM  	030177109 	  990,665	   39,882   x      39,882
ASTORIA FIN'L         	COM  	46265104	  254,775	   29,694   x      29,694
AUDIOVOX CORP.        	COM  	50757103   11,804,549  	2,014,428   x   2,014,428
AMBAC FIN'L			COM	23139108	   92,000	  100,000	x	100,000
BANK OF AMERICA		COM	60505104	  544,552	   41,254  	x      41,254
BRISTOL MYERS SQUIBB	COM  	110122108  32,041,296	1,577,612  	x   1,577,612
CFS BANCORP			COM 	12525D102	  681,551	  161,123  	x     161,123
CITIGROUP, INC		COM  	172967101	  217,772	   73,324  	x      73,324
CHEVRONTEXCO CORP.	COM  	166764100	2,083,033	   31,442	x      31,442
COMCAST CL. A		COM	20030N101	  618,891	   47,016  	x      47,016
DELMONTE FOODS		COM 	24522P103	  112,560	   12,000	x      12,000
DIME COMM.BANC		COM  	253922108	4,081,622	  448,037  	x     448,037
EXXON MOBIL CORP		COM  	30231G102	1,350,102	   19,312  	x      19,312
FIRST PLACE FIN'L		COM  	33610T109      56,932	   18,306  	x      18,306
FIRST NIAGARA FIN'L	COM	33582V108  10,602,803	  928,442	x     928,442
FLUSHING FINANCIAL CORP	COM  	343873105   6,554,434	  701,009 	x     701,009
GENERAL ELECTRIC		COM	369604103	  237,916	   20,300	x	 20,300
HOLOGIC              	COM 	436440101  19,071,374	1,338,342  	x   1,338,342
IBM                    	COM  	459200101   1,881,126      18,015 	x      18,015
IDT CORP.              	COM  	448947101     760,450	  726,805  	x     726,805
IDT CORP. CL. B		COM  	448847309	   61,820      38,160	x      38,160
KANSAS CITY SOUTHERN   	COM  	485170302	  181,157      11,245 	x      11,245
KEYCORP NEW			COM	493267108	  144,671	   27,609	x	 27,609
LANDMARK SVGS. BK.     	COM  	514928100	1,590,342	   99,025   x      99,025
MARSHALL & ISLEY		COM	571834100	   56,131	   11,694	x      11,694
MERCK & CO.			COM  	589331107  25,389,143	  908,052  	x     908,052
MERITOR SVGS BK PA     	COM  	590007100	   53,500	   21,400  	x      21,400
MEDQUIST			COM	584949101   5,064,038	  832,901	x     832,901
MEDCO HEALTH SOL.		COM	58405U102	  991,379	   21,736  	x      21,736
MONSANTO 			COM	66166W101	  852,610	   11,469	x      11,469
MOTOROLA               	COM  	620076109	   79,560	   12,000  	x      12,000
MBIA INC.			COM	55262C100   9,600,995	2,271,320	x   2,271,320
NAM TAI ELEC.		COM  	629865205   2,537,960	1,768,428  	x   1,768,428
NEW YORK COMMUNITY BANC	COM  	649445103  41,725,764	3,903,251  	x   3,903,251
NEW YORK MAGIC         	COM  	629484106     841,683	   60,640  	x      60,640
NEWMARKET GROUP		COM	651587107     475,148	    7,057	x       7,057
NOVARTIS ADR           	COM  	66987V109	6,884,495	  168,779  	x     168,779
NY TIMES CL A.		COM	650111107   4,809,100	  872,795	x     872,795
OLD REPUBLIC           	COM  	680223104  22,709,157  	2,405,498  	x   2,405,498
PHI INC. NON-VOTE      	COM  	716604202	  595,272      34,730  	x      34,730
PFIZER INC.            	COM  	717081103  31,754,430	2,116,962  	x   2,116,962
PROVIDENT BANCORP      	COM  	74383A109   9,558,629	1,177,171  	x   1,177,171
QUESTAR CORP.          	COM  	748356102     557,527	   17,950  	x      17,950
SCHERING PLOUGH		COM 	806605101  39,466,936	1,571,136	x   1,571,136
SEABOARD CORP.         	COM  	811543107  21,064,428      18,774  	x      18,774
SLM CORP.			COM	78443P106  12,792,754	1,245,643  	x   1,245,643
SYMS CORP              	COM  	871551107	3,468,959     461,912  	x     461,912
TCF FIN'L              	COM  	872275102	  325,747      24,364  	x      24,364
THREE COM			COM  	885535104  17,209,533  	3,638,379  	x   3,638,379
TRAVELERS			COM	89417E109   3,597,915	   87,668	x      87,668
USEC INC.              	COM  	90333E108	   53,759	   10,105  	x      10,105
USG INC.			COM	903293405	1,278,890	  127,000	x	127,000
VOLVO                  	COM  	928856400	   61,500  	   10,000  	x      10,000
WYETH                  	COM  	983024100  11,964,441     263,592 	x     263,592

TOTALS                                  372,305,409  32,598,413  	   32,598,413